ICON Information Technology Fund
ICON INFORMATION TECHNOLOGY FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON Information Technology Fund (USD $)	Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	[1]	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none		none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON Information Technology Fund		Class A	Class C	Class S
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.37%	2.43%	0.34%
Expense Recoupments	[1]	0.25%	0.03%
Total Annual Fund Operating Expenses		2.87%	4.46%	1.34%
Expense Reimbursements	[1]	(1.12%)	(1.96%)
Total Annual Fund Operating Expenses	[2]	1.75%	2.50%	1.34%
[1]	During the year ended September 30, 2012, ICON Advisers waived $2,374 and recouped $540 of Class A expenses. ICON Advisers also waived $2,170 and recouped $28 of Class C expenses. At September 30, 2012, ICON Advisers was recouping both Class A and Class C expenses.
[2]	ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2014 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON Information Technology Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	837	1,313	1,908	3,510
Class C	353	1,172	2,101	4,468
Class S	136	424	734	1,612

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ICON Information Technology Fund Class C	253	1,172	2,101	4,468

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.22% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Information Technology sector (as determined by the Global Industry Classification Standard) including, but not limited to: Application Software, Communications Equipment, Computer Hardware, Computer Storage & Peripherals, Data Processing & Outsourced Services, Electronic Components, Electronic Equipment & Instruments, Electronic Manufacturing Services, Home Entertainment Software, Internet Software & Services, IT Consulting & Other Services, Office Electronics, Semiconductor Equipment, Semiconductors, Systems Software and Technology Distributors. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Information Technology sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, the Fund’s performance may be impacted by general economic conditions, product cycles, competition, and government regulation. In addition, technological services and products are subject to rapid obsolescence which may lower the market value of the securities in the sector.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q3 2003 34.20% Worst Quarter: Q4 2008 -26.59%

Average Annual Total Returns for the Periods ended 12/31/12
Average Annual Total Returns ICON Information Technology Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class S	Feb. 19, 1997	12.38%	(1.54%)	5.55%	7.04%
Class S Return After Taxes on Distributions	Feb. 19, 1997	12.38%	(1.55%)	5.54%	5.54%
Class S Return After Taxes on Distributions and Sale of Fund Shares	Feb. 19, 1997	8.04%	(1.30%)	4.87%	5.68%
Class S S&P 1500 Information Technology Index (reflects no deduction for fees, expenses, or taxes)	Feb. 19, 1997	14.72%	3.65%	8.74%	5.73%
Class S NASDAQ Composite Index (reflects no deduction for fees, expenses, or taxes)	Feb. 19, 1997	15.87%	2.63%	8.50%	5.13%
Class S S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Feb. 19, 1997	16.13%	2.07%	7.50%	5.94%
Class A	Sep. 30, 2010	5.43%			7.68%
Class A S&P 1500 Information Technology Index (reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	14.72%			11.89%
Class A NASDAQ Composite Index (reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	15.87%			11.38%
Class A S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	16.13%			12.89%
Class C	Sep. 30, 2010	10.09%			9.71%
Class C S&P 1500 Information Technology Index (reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	14.72%			11.89%
Class C NASDAQ Composite Index (reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	15.87%			11.38%
Class C S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	16.13%			12.89%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.